Vanguard Institutional Index Fund
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Institutional Index Fund Institutional) Vanguard Institutional Index Fund	Vanguard Institutional Index Fund - Institutional Shares	Vanguard Institutional Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Institutional Index Fund Institutional) Vanguard Institutional Index Fund	Vanguard Institutional Index Fund - Institutional Shares		Vanguard Institutional Index Fund - Institutional Plus Shares
Management Expenses	0.04%		0.02%
12b-1 Distribution Fee	none		none
Other Expenses	none		none
Total Annual Fund Operating Expenses	0.04%	[1]	0.02%
[1]	The Total Annual Fund Operating Expenses in this table have been restated to reflect current operating expenses for the Fund.

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Institutional Index Fund Institutional) Vanguard Institutional Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Institutional Index Fund - Institutional Shares	4	13	23	51
Vanguard Institutional Index Fund - Institutional Plus Shares	2	6	11	26

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its target index, the Fund may underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Institutional Index Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.01% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.91% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Institutional Index Fund Institutional) Vanguard Institutional Index Fund	One Year	Five Years	Ten Years
Vanguard Institutional Index Fund - Institutional Shares	15.05%	2.32%	1.43%
Vanguard Institutional Index Fund - Institutional Shares Return After Taxes on Distributions	14.70%	2.00%	1.07%
Vanguard Institutional Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	10.18%	1.96%	1.12%
Vanguard Institutional Index Fund - Institutional Shares Standard & Poor's 500 Index	15.06%	2.29%	1.41%
Vanguard Institutional Index Fund - Institutional Plus Shares	15.07%	2.35%	1.46%
Vanguard Institutional Index Fund - Institutional Plus Shares Standard & Poor's 500 Index	15.06%	2.29%	1.41%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Institutional Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Institutional Total Stock Market Index Fu
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Institutional Total Stock Market Index Fund Institutional) Vanguard Institutional Total Stock Market Index Fu	Vanguard Institutional Total Stock Market Index Fund - Institutional Shares	Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Institutional Total Stock Market Index Fund Institutional) Vanguard Institutional Total Stock Market Index Fu	Vanguard Institutional Total Stock Market Index Fund - Institutional Shares		Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Management Expenses	0.04%		0.02%
12b-1 Distribution Fee	none		none
Other Expenses	none		none
Acquired Fund Fees and Expenses	0.005%		0.005%
Total Annual Fund Operating Expenses	0.045%	[1]	0.025%
[1]	The Total Annual Fund Operating Expenses in this table have been restated to reflect current operating expenses for the Fund.

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Institutional Total Stock Market Index Fund Institutional) Vanguard Institutional Total Stock Market Index Fu (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares	5	15	25	58
Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares	3	8	14	32

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the MSCI US Broad Market Index, which represents 99.5% or more of the total market capitalization of all the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market. The Fund typically holds 1,200-1,300 of the stocks in its target index (covering nearly 95% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Institutional Total Stock Market Index Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.96% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -22.65% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Institutional Total Stock Market Index Fund Institutional) Vanguard Institutional Total Stock Market Index Fu	One Year	Five Years	Ten Years	Since Inception	Comparative Benchmark
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares	17.28%	3.11%		4.35%	Comparative Indexes
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares Return After Taxes on Distributions	16.92%	2.78%		3.99%
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	11.59%	2.60%		3.66%
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares Dow Jones U.S. Total Stock Market Index	17.70%	3.17%	2.64%	4.37%
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares MSCI US Broad Market Index	17.28%	3.04%	none
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares Spliced Institutional Total Stock Market Index	17.28%	3.04%	2.57%	4.29%
Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares	17.25%	3.13%		3.23%	Comparative Indexes
Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares Dow Jones U.S. Total Stock Market Index	17.70%	3.17%	2.64%	3.22%
Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares MSCI US Broad Market Index	17.28%	3.04%	none
Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares Spliced Institutional Total Stock Market Index	17.28%	3.04%	2.57%	3.14%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Institutional Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.